Balance Sheet Components - Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Product warranty	$ 25,072	$ 20,098	$ 8,480
Employee related liabilities	18,153	4,115	2,395
Accrued advertising and marketing development funds	17,097	7,833	2,120
Accrued manufacturing expense and freight	9,235	16,229	7,710
Inventory received but not billed	3,777	6,242	0
Accrued sales incentives	3,568	2,355	2,469
Sales taxes and VAT payable	3,360	2,291	1,766
Accrued legal fees	2,111	678	408
Customer deposits	1,406	6,391	836
Other	14,479	4,708	2,381
Accrued liabilities	$ 98,258	$ 70,940	$ 28,565